OTHER INCOME / (EXPENSE)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
OTHER INCOME / (EXPENSE)	OTHER INCOME / (EXPENSE)

	Year ended December 31,
	2022	2021
Loss on warrants	$(1,040)	$(2,515)
Loss on fair value measurement of convertible loans derivative	(9,899)	(6,097)
Loss on deferred consideration	(3,262)	(649)
Loss on foreign exchange	(404)	(122)
Gain / (loss) on investments	(295)	696
Gain on sales from Gold Prepay Agreement	1,596	—
Gain on fair value measurement of Gold Prepay derivative	2,916	—
Gain on fair value measurement of Silver Purchase derivative	1,898	—
Gain on asset exchange	—	135,531
Other	(3,193)	98
Total other income / (expense)	$(11,683)	$126,942